Label	Element	Value
Allspring Spectrum Aggressive Growth Fund | Allspring Spectrum Aggressive Growth Fund (Classes A, C, Administrator & Institutional)
Prospectus [Line Items]	oef_ProspectusLineItems
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation with no emphasis on income.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Allspring Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages 49 and 50 of the Prospectus and “Additional Purchase and Redemption Information” on page 86 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 77 for further information.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 31, 2026
Expenses Deferred Charges [Text Block]	oef_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Breakpoint Discounts [Text]	oef_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Allspring Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	oef_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	oef_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include any acquired fund fees and expenses.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Assuming you sold your shares, you would pay:
Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	Assuming you held your shares, you would pay:
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	29.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The Fund is a fund-of-funds that invests in various affiliated and unaffiliated mutual funds and exchange-traded funds (“Underlying Funds”) to pursue its investment objective. We seek to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets in equity securities (through investment in Underlying Funds). The Fund is a diversified equity investment that consists of Underlying Funds that employ different and complementary investment styles to provide potential for growth. These equity styles include large company, small company, and international. The Fund will invest at least 50% and up to 70% of its assets in U.S. large company stock funds, at least 20% and up to 40% of its assets in international stock funds and up to 20% of its assets in U.S. small company stock funds. Additionally, we may invest up to 20% of the Fund’s net assets in bond or alternative-style asset classes (through investment in Underlying Funds).

Depending on market conditions, some equity asset classes will perform better than others. The Fund’s broad diversification across equity styles and the use of tactical allocation between equity styles may help to reduce the overall impact of poor performance in any one equity asset class.

We employ both quantitative analysis and qualitative judgments in making tactical allocations among various Underlying Funds. Quantitative analysis involves the use of proprietary asset allocation models, which employ various valuation techniques. Qualitative judgments are made based on assessments of a number of factors, including economic conditions, corporate earnings, monetary policy, market valuations, investor sentiment, and market technicals. Changes to effective allocations in the Fund may be implemented with index futures contracts or by buying and selling Underlying Funds, or both.

The Fund incorporates a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.allspringglobal.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock
Highest Quarter: June 30, 2020	+17.51%
Lowest Quarter: December 31, 2018	-13.94%
Year-to-date total return as of June 30, 2025 is +9.28%

Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2024 (returns reflect applicable sales charges)	[1],[2],[3],[4]
Performance Table Does Reflect Sales Loads	oef_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares.
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

Allspring Spectrum Aggressive Growth Fund | Allspring Spectrum Aggressive Growth Fund (Classes A, C, Administrator & Institutional) | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund may lose money
Allspring Spectrum Aggressive Growth Fund | Allspring Spectrum Aggressive Growth Fund (Classes A, C, Administrator & Institutional) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Allspring Spectrum Aggressive Growth Fund | Allspring Spectrum Aggressive Growth Fund (Classes A, C, Administrator & Institutional) | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Allspring Spectrum Aggressive Growth Fund | Allspring Spectrum Aggressive Growth Fund (Classes A, C, Administrator & Institutional) | Equity Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

Allspring Spectrum Aggressive Growth Fund | Allspring Spectrum Aggressive Growth Fund (Classes A, C, Administrator & Institutional) | Underlying Funds Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
Allspring Spectrum Aggressive Growth Fund | Allspring Spectrum Aggressive Growth Fund (Classes A, C, Administrator & Institutional) | Alternative Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Alternative Investment Risk. Alternative investment strategies, which may include, but are not limited to, investing in non-traditional investments such as commodities, or following risk premia, managed futures, merger arbitrage, global multi-asset, long-short, market neutral, systematic or other tactical investment strategies, may involve complex securities types or transactions and extensive short positions and/or focus on narrow segments of the market, which may increase and/or magnify the overall risks and volatility associated with the strategies.

Allspring Spectrum Aggressive Growth Fund | Allspring Spectrum Aggressive Growth Fund (Classes A, C, Administrator & Institutional) | Derivatives Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Allspring Spectrum Aggressive Growth Fund | Allspring Spectrum Aggressive Growth Fund (Classes A, C, Administrator & Institutional) | Emerging Markets Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Allspring Spectrum Aggressive Growth Fund | Allspring Spectrum Aggressive Growth Fund (Classes A, C, Administrator & Institutional) | Foreign Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Allspring Spectrum Aggressive Growth Fund | Allspring Spectrum Aggressive Growth Fund (Classes A, C, Administrator & Institutional) | Futures Contracts Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

Allspring Spectrum Aggressive Growth Fund | Allspring Spectrum Aggressive Growth Fund (Classes A, C, Administrator & Institutional) | Growth/Value Investing Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Allspring Spectrum Aggressive Growth Fund | Allspring Spectrum Aggressive Growth Fund (Classes A, C, Administrator & Institutional) | Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Allspring Spectrum Aggressive Growth Fund | Allspring Spectrum Aggressive Growth Fund (Classes A, C, Administrator & Institutional) | Smaller Company Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
Allspring Spectrum Aggressive Growth Fund | Allspring Spectrum Aggressive Growth Fund (Classes A, C, Administrator & Institutional) | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[5]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.27%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.02%	[6]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.03%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.99%	[6],[7]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 670
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	878
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,103
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,749
Allspring Spectrum Aggressive Growth Fund | Allspring Spectrum Aggressive Growth Fund (Classes A, C, Administrator & Institutional) | Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.27%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.77%	[6]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.03%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.74%	[6],[7]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 277
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	554
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	957
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	2,081
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	177
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	554
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	957
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 2,081
Bar Chart [Heading]	oef_BarChartHeading	Calendar Year Total Returns for Class C as of 12/31 each year2 (Returns do not reflect sales charges and would be lower if they did)
Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	Year-to-date total return as of June 30, 2025 is +9.28%
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Jun. 30, 2025
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	9.28%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Highest Quarter: June 30, 2020
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	17.51%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Lowest Quarter: December 31, 2018
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(13.94%)
Allspring Spectrum Aggressive Growth Fund | Allspring Spectrum Aggressive Growth Fund (Classes A, C, Administrator & Institutional) | Administrator Class
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.43%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.27%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.95%	[6]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.03%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.92%	[6],[7]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 94
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	300
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	523
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,164
Allspring Spectrum Aggressive Growth Fund | Allspring Spectrum Aggressive Growth Fund (Classes A, C, Administrator & Institutional) | Institutional Class
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.27%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.70%	[6]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.03%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.67%	[6],[7]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 68
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	221
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	387
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 868
Allspring Spectrum Aggressive Growth Fund (Classes A, C, Administrator & Institutional) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	23.81%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.86%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.55%
Allspring Spectrum Aggressive Growth Fund (Classes A, C, Administrator & Institutional) | Spectrum Aggressive Growth Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	18.15%	[8]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.94%	[8]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.24%	[8]
Allspring Spectrum Aggressive Growth Fund (Classes A, C, Administrator & Institutional) | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.61%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.27%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.60%
Performance Inception Date	oef_PerfInceptionDate	Feb. 10, 2017
Allspring Spectrum Aggressive Growth Fund (Classes A, C, Administrator & Institutional) | Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	(1.30%)
Annual Return [Percent]	oef_AnnlRtrPct	6.40%
Annual Return [Percent]	oef_AnnlRtrPct	23.16%
Annual Return [Percent]	oef_AnnlRtrPct	(10.29%)
Annual Return [Percent]	oef_AnnlRtrPct	23.49%
Annual Return [Percent]	oef_AnnlRtrPct	22.21%
Annual Return [Percent]	oef_AnnlRtrPct	19.14%
Annual Return [Percent]	oef_AnnlRtrPct	(19.89%)
Annual Return [Percent]	oef_AnnlRtrPct	18.33%
Annual Return [Percent]	oef_AnnlRtrPct	15.42%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.42%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.76%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.77%
Performance Inception Date	oef_PerfInceptionDate	Oct. 01, 1997
Allspring Spectrum Aggressive Growth Fund (Classes A, C, Administrator & Institutional) | Class C | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.56%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.76%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.91%
Allspring Spectrum Aggressive Growth Fund (Classes A, C, Administrator & Institutional) | Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.44%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.34%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.65%
Allspring Spectrum Aggressive Growth Fund (Classes A, C, Administrator & Institutional) | Administrator Class
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	16.37%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.66%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.32%
Performance Inception Date	oef_PerfInceptionDate	Feb. 04, 2022
Allspring Spectrum Aggressive Growth Fund (Classes A, C, Administrator & Institutional) | Institutional Class
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	16.65%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.94%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.47%
Performance Inception Date	oef_PerfInceptionDate	Jul. 31, 2018

[1]	Historical performance for the Class A shares prior to their inception reflects the performance of the Class C shares and includes the higher expenses applicable to the Class C shares. If these expenses had not been included, returns for the Class A shares would be higher.
[2]	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Administrator Class shares.
[3]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Class A shares adjusted to reflect that Institutional Class shares do not have a sales load but not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class shares would be higher.
[4]	Prior to February 13, 2017, historical performance shown for the Class C shares reflects the performance of the Fund’s predecessor WealthBuilder Portfolio share class and does not reflect the front-end sales load previously attributable to the predecessor class. The expenses for Class C shares and the predecessor share class are similar.
[5]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
[6]	The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include any acquired fund fees and expenses.
[7]	The Manager has contractually committed through August 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.72% for Class A, 1.47% for Class C, 0.65% for Administrator Class and 0.40% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[8]	Source: Allspring Funds Management, LLC. The Spectrum Aggressive Growth Blended Index is composed of 70% of the Russell 3000® Index and 30% of the MSCI ACWI ex USA Index (Net). Effective November 2, 2020, the WealthBuilder Equity Blended Index was renamed the Spectrum Aggressive Growth Blended Index. You cannot invest directly in an index.